TAXATION - Income tax expense (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2024 CAD ($)
Current tax:
Current tax recovery on loss for the year	$ 340			$ (11,731)
Total current tax	340			(11,731)
Deferred tax:
Taxation charge in the financial statements	340			(11,731)
Profit (loss) before taxation	(54,762)		$ (34,637)	(240,693)
Expected tax charge (recovery) based on a weighted average of 25% (2023 - 25)% (UK, US and Canada)	(13,690)		(8,669)	(60,172)
Effect of expenses not deductible in determining taxable profit	(1,839)		851	32,662
Temporary differences	9,936		5,841	8,470
Other tax adjustments	224		18	254
Capital gains tax	449
Origination and reversal of temporary differences				(1,023)
Unutilised tax losses carried forward	5,260		$ 1,959	8,078
Taxation charge in the financial statements	$ 340			$ (11,731)
Weighted average tax rate	25.00%	25.00%	25.00%
Tax losses available to be carried forward and used against trading profits arising in future periods	$ 124,000		$ 136,000
Income tax examination estimate of possible loss		$ 5.0
Income tax examination provision							$ 0.0
Canada
Deferred tax:
Income tax, additional amount claimed by tax authority					$ 12.0	$ 12.0